Loans, Impaired Loans, And Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 671,675	$ 669,501
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,000	95,000
Business and government and Residential Mortgage [member] | Impaired loans [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	132	124
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	171,900	172,033
Consumer instalment and other personal [member] | Canadian Government Insured [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,000	14,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	554,940	550,000
Retail exposures [member] | Off-balance sheet credit risks [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	302,000	302,000
Non retail exposures [member] | Off-balance sheet credit risks [member] | Undrawn component of uncommitted credit and liquidity commitments [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	40,000	37,000
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	11,000	11,000
Non-trading loans at fair value	$ 1,000	$ 1,000